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                         UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                           FORM 24F-2

                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2
_______________________________________________________________________________
______
                                   1.   Name and address of issuer:   SunAmeric
a
 Income Funds
                    The SunAmerica Center
                    733 Third Avenue
                    New York, NY 10017-3204
________________________________________________________________________________
_____
2. Name of each series or class of securities for which this notice is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not
list series or classes):     [ X ]

________________________________________________________________________________
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                                             3.   Investment Company Act File
Number:      811-4708

                                              Securities Act File Number:
33-6502
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4(a)   Last day of fiscal year for which this notice is filed:
March 31, 1998
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______
4(b)   [   ]    Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the
                    issuer's fiscal year). (See Instruction A2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.
________________________________________________________________________________
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4(c)   [   ]    Check box if this is the last time the issuer will be filing this Form.
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5.     Calculation of registration fee:

        (i) Aggregate sale price of securities sold during the fiscal year pursuant to Section 24f-2:
                                                  $       0
       (ii)  Aggregate price of securities redeemed or repurchased
                                                                     During the
 fiscal year:                       $292,107,748

      (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce

     Registration fees payable to the Commission:            $        0



                 (iv) Total available redemption credits [add Items 5(ii) and
5(iii)]:               $292,107,748

      (v)   Net sales ---- if Item 5(i) is greater than Item 5(iv)

         [subtract Item 5(iv) from Item 5(i)]:
$      0

     (vi)   Redemption credits available for use in future years
$(292,107,748)
              ---- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

    (vii)   Multiplier for determining registration fee (See

          Instruction C9):                                         X   .000295

  (viii)    Registration fee due [multiply Item 5(v) by Item 5(vii)

               (Enter "0" if no fee is due):
=   $      0

6.   Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October
      11, 1997, then report the amount of securities (number of shares or other units) deducted here:
      $171,582,828. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: $(602,313,024)
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7.   Interest due ---- if this Form is being filed more than 90 days after the end of the

      issuer's fiscal year (See Instruction D):
 +            0
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8.   Total of the amount of the registration fee due plus any interest due

 (line 5(viii) plus line 7):                                  =  $       0

_______________________________________________________________________________
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9.   Date the registration fee and any interest payment was sent to the
                                                                  Commission's
lockbox depository:                      N/A

          Method of Delivery:
                                                            [   ]     W
ire Transfer
                                                            [   ]     Mail or
other means
_______________________________________________________________________________
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                           SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and the dates indicated.


                              By (Signature and Title)*:    /s/ ROBERT M. ZAKEM


                _____________________________________
               Robert M. Zakem
               Secretary


          Date:     May 29, 1998


* Please print the name and title of the signing officer below the signature.